Other Receivables - Summary of lease investment and net lease investment (Detail) - Other receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases By Lessor [Line Items]
Undiscounted lease payments	₩ 107,861	₩ 129,231
Unrealized interest income	(27,753)	(34,327)
Present value of minimum lease payment	80,108	94,904
Less than 1 year [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	15,298	19,051
1 year - 3 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	23,072	31,805
3 years – 5 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	14,067	9,848
Over 5 years [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	₩ 55,424	₩ 68,527